Basis of Preparation - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 21, 2021	Oct. 08, 2021	Jun. 03, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation
Profit (loss)				$ (91,357)	$ (10,847)	$ (374,511)	$ (188,030)	$ (140,287)
Recapitalization Transaction Expense			$ 148,700			148,722
Net cash used in operating activities				68,957	(21,500)	145,868	143,430	143,614
Equity				79,531	$ 38,940	165,271	48,359	173,797	$ (50,484)
Cash and cash equivalents				274,978		262,581	101,757
Proceeds from issuance of share capital	$ 229,300			$ 329,300		$ 229,311	$ 12,096	$ 320,334
Issuance unsecured notes		$ 200,000